Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2018
Investments in and Advances to Affiliates [Abstract]
Investments in and Advances to Affiliates

The following table summarizes the Group’s balances of investment in affiliates:

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Kunshan Jingzhao	10,849	7,903	1,149
Kunshan Vantone	3,889	3,878	564
Wanjia Win-Win	86,465	91,012	13,237
Wuhu Bona	2,721	1,266	184
Shanghai Weiying	1,680	—	—
Wuhu Hongxing	9,577	9,324	1,356
Hainan Alibaba	4,000	4,000	582
Others	3,879	3,217	468
Rongyao Insurance Broker	21,049	—	—
Funds that the Group serves as general partner	824,513	1,254,510	182,461
-Gopher Transform Private Fund	145,150	144,402	21,002
-Real estate funds and real estate funds of funds	89,922	189,175	27,514
-Private equity funds of funds	589,398	909,964	132,350
-Others	43	10,969	1,595

Total investment in affiliates	968,622	1,375,110	200,001

Summarized Financial Information

The following table shows summarized financial information relating to the statements of financial condition for the Group’s equity method investments assuming 100% ownership as of December 31, 2017 and 2018:

	As of December 31 (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Balance sheet data:
Current assets	8,471,094	3,292,029	478,806
Non-current assets	22,795,565	33,836,936	4,921,378
Current liabilities	823,511	327,025	47,564
Non-current liabilities	1,703,350	1,658,657	241,242

The following table shows summarized financial information relating to the statements of operations for the Group’s equity method investments assuming 100% ownership for the years ended December 31, 2016, 2017 and 2018:

	Years Ended December 31, (Amount in Thousands)
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Operating data:
Revenue	685,603	237,589	707,501	102,902
Income (Loss) from operations	33,706	(1,609,708)	131,969	19,194
Net Realized and Unrealized Gain from investments	5,222,287	1,846,396	319,127	46,415
Net income	5,263,296	247,865	537,705	78,206